Organization and Basis of Presentation (Details)	12 Months Ended
Oct. 31, 2021 CNY (¥)
Organization and Basis of Presentation (Details) [Line Items]
Equity interest percentage	41.00%
Equity interest	10.00%
Purchase price (in Yuan Renminbi)	¥ 10
Exclusive option agreement	10 years
Exclusive business cooperation agreement	10 years
Share pledge agreement description	Under the Share Pledge Agreement between Jiuzi WFOE and certain shareholders of Zhejiang Jiuzi together holding 1,000,000 shares, or 100% of the equity interests, of Zhejiang Jiuzi (“Zhejiang Jiuzi Shareholders”), the Zhejiang Jiuzi Shareholders pledged all of their equity interests in Zhejiang Jiuzi to Jiuzi WFOE to guarantee the performance of Zhejiang Jiuzi’s obligations under the Exclusive Business Cooperation Agreement.
Zhejiang Jiuzi [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest percentage	59.00%
Equity interest	100.00%
Zhejiang Jiuzi [Member] | Guangxi Nanning [Member]
Organization and Basis of Presentation (Details) [Line Items]
Equity interest	90.00%